Professionally Managed Portfolios
c/o U.S. Bank Global Fund Services
2020 East Financial Way, Suite 100
Glendora, California 91741

June 24, 2022

VIA EDGAR TRANSMISSION
United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:    Professionally Managed Portfolios (the “Trust”)
File Nos.: 033-12213 and 811-05037

Dear Sir or Madam:

We are attaching for filing, on behalf of the Trust, Post-Effective Amendment No. 835 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) pursuant to the Securities Act of 1933, as amended (the “1933 Act”) (Amendment No. 836 to the Registration Statement pursuant to the Investment Company Act of 1940, as amended).

The Amendment is being filed pursuant to Rule 485(a)(2) under the 1933 Act for the purpose of registering two new series of the Trust – Osterweis Short Duration Credit Fund and the Osterweis Sustainable Credit Fund (together, the “Funds”). The Funds will each issue one class of shares: Investor Class.

Pursuant to Rule 485(a)(2), the Trust anticipates that this filing would be effective on September 7, 2022. At or before that time, the Trust will file another Post-Effective Amendment to its Registration Statement under Rule 485(b) of the 1933 Act to be effective not earlier than the effective date of this Amendment. The purpose of that filing will be to incorporate any comments made by the Staff on this Amendment, update any missing information and/or file updated exhibits to the Registration Statement.

Please call the undersigned at carl.gee@usbank.com or 414.765.6873 if you have any questions regarding this matter.

Sincerely,

/s/ Carl G. Gee
Carl G. Gee, Esq.
Vice President and Secretary of the Trust

cc: Cathy Halberstadt, Osterweis Funds
Domenick Pugliese, Esq., Sullivan & Worcester LLP